Subsequent Events (Schedule of Subsequent Events - Distributions Paid to Stockholders) (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	May 01, 2019	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Cash Distribution			$ 10,813	$ 9,333	$ 40,296	$ 28,994	$ 17,659
Common stock issued through distribution reinvestment plan			$ 10,385	$ 9,920	$ 40,938	$ 32,264	$ 22,889
Subsequent Event [Member] | March 1, 2019 To March 31, 2019 [Member]
Subsequent Event [Line Items]
Cash Distribution		$ 3,759
Common stock issued through distribution reinvestment plan		3,556
Total Distribution		7,315
Subsequent Event [Member] | March 1, 2019 To March 31, 2019 [Member] | Class A shares [Member]
Subsequent Event [Line Items]
Cash Distribution		2,458
Common stock issued through distribution reinvestment plan		2,144
Total Distribution		4,602
Subsequent Event [Member] | March 1, 2019 To March 31, 2019 [Member] | Class I shares [Member]
Subsequent Event [Line Items]
Cash Distribution		406
Common stock issued through distribution reinvestment plan		292
Total Distribution		698
Subsequent Event [Member] | March 1, 2019 To March 31, 2019 [Member] | Class T shares [Member]
Subsequent Event [Line Items]
Cash Distribution		824
Common stock issued through distribution reinvestment plan		1,025
Total Distribution		1,849
Subsequent Event [Member] | March 1, 2019 To March 31, 2019 [Member] | Class T2 shares [Member]
Subsequent Event [Line Items]
Cash Distribution		71
Common stock issued through distribution reinvestment plan		95
Total Distribution		$ 166
Subsequent Event [Member] | April 1, 2019 To April 30, 2019 [Member]
Subsequent Event [Line Items]
Cash Distribution	$ 3,663
Common stock issued through distribution reinvestment plan	3,393
Total Distribution	7,056
Subsequent Event [Member] | April 1, 2019 To April 30, 2019 [Member] | Class A shares [Member]
Subsequent Event [Line Items]
Cash Distribution	2,393
Common stock issued through distribution reinvestment plan	2,042
Total Distribution	4,435
Subsequent Event [Member] | April 1, 2019 To April 30, 2019 [Member] | Class I shares [Member]
Subsequent Event [Line Items]
Cash Distribution	393
Common stock issued through distribution reinvestment plan	280
Total Distribution	673
Subsequent Event [Member] | April 1, 2019 To April 30, 2019 [Member] | Class T shares [Member]
Subsequent Event [Line Items]
Cash Distribution	808
Common stock issued through distribution reinvestment plan	979
Total Distribution	1,787
Subsequent Event [Member] | April 1, 2019 To April 30, 2019 [Member] | Class T2 shares [Member]
Subsequent Event [Line Items]
Cash Distribution	69
Common stock issued through distribution reinvestment plan	92
Total Distribution	$ 161